LOANS - Corporate Loans Credit Quality Indicators (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Loans receivable
Loans, net of unearned income	$ 624,369	$ 617,617
Loans at fair value	3,486	5,005
Corporate
Loans receivable
Loans, net of unearned income	299,306	292,163
Loans, total non-accrual	2,421	1,596
Loans at fair value	3,457	4,971
Corporate | Commercial and industrial
Loans receivable
Loans, net of unearned income	129,116	124,685
Loans, total non-accrual	1,909	1,071
Corporate | Financial institutions
Loans receivable
Loans, net of unearned income	61,560	64,346
Loans, total non-accrual	185	173
Corporate | Mortgage and real estate
Loans receivable
Loans, net of unearned income	44,031	37,666
Loans, total non-accrual	139	232
Corporate | Lease financing
Loans receivable
Loans, net of unearned income	1,769	2,082
Loans, total non-accrual	56	76
Corporate | Other
Loans receivable
Loans, net of unearned income	59,373	58,408
Loans, total non-accrual	132	44
Corporate | Private Banking loans managed on a delinquency basis
Loans receivable
Loans, net of unearned income	23,353	20,575
Corporate | Investment Grade
Loans receivable
Loans, net of unearned income	207,235	211,724
Corporate | Investment Grade | Commercial and industrial
Loans receivable
Loans, net of unearned income	85,369	89,963
Corporate | Investment Grade | Financial institutions
Loans receivable
Loans, net of unearned income	49,915	53,551
Corporate | Investment Grade | Mortgage and real estate
Loans receivable
Loans, net of unearned income	18,718	14,987
Corporate | Investment Grade | Lease financing
Loans receivable
Loans, net of unearned income	1,303	1,725
Corporate | Investment Grade | Other
Loans receivable
Loans, net of unearned income	51,930	51,498
Corporate | Non-Investment Grade
Loans receivable
Loans, net of unearned income	65,261	54,893
Corporate | Non-Investment Grade | Commercial and industrial
Loans receivable
Loans, net of unearned income	41,838	32,726
Loans, total non-accrual	1,909	1,071
Corporate | Non-Investment Grade | Financial institutions
Loans receivable
Loans, net of unearned income	11,459	10,622
Loans, total non-accrual	185	173
Corporate | Non-Investment Grade | Mortgage and real estate
Loans receivable
Loans, net of unearned income	1,821	2,800
Loans, total non-accrual	139	232
Corporate | Non-Investment Grade | Lease financing
Loans receivable
Loans, net of unearned income	410	282
Loans, total non-accrual	56	76
Corporate | Non-Investment Grade | Other
Loans receivable
Loans, net of unearned income	7,312	6,867
Loans, total non-accrual	$ 132	$ 44